Acquisitions - Summary of Preliminary and Final Fair Values of Assets Acquired and Liabilities Assumed, Including VIE (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended				0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Nov. 30, 2011 Sevan Marine [Member]	Nov. 30, 2011 Sevan Marine [Member] Voyageur Spirit [Member]
Business Acquisition [Line Items]
Cash and cash equivalents					$ 50,230
Other current assets					29,209
Vessels and equipment					892,352
Deferred income taxes					3,307
Investment in Sevan Marine				25,000	37,100
Other assets - long-term					659
Total assets acquired					1,012,857
Current liabilities					41,376
In-process revenue contracts					158,968
Long-term debt (note 8)					220,497
Other long-term liabilities	139,676	180,964			6,036
Non-controlling interest					144,600
Total liabilities assumed					571,477
Net assets acquired	279,300				441,380
Bargain purchase gain	0	0	(68,535)		(68,535)
Cash consideration					$ 372,845